1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Warranty rollforward) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Warranty roll forward
Balance at beginning of period	$ 25,000	$ 25,000
Provision for warranty claims	5,791	6,109
Warranty claims incurred	(5,791)	(6,109)
Balance at end of period	$ 25,000	$ 25,000